UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1.	Reports to Stockholders.

Blackstone

Blackstone Alternative Asset Management L.P.

SEMI-ANNUAL REPORT (Unaudited)

For the Period Ended September 30, 2019

Blackstone Alternative Alpha Master Fund and Subsidiary

Beginning on May 8, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website. You will be notified by mail each time a report is available, and you will be provided with a website link to access the report.

If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Distributor or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling 1-855-890-7725 to make such arrangements. Shareholders who hold accounts through a broker-dealer or other financial intermediary should contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-890-7725 to make such arrangements. For shareholders who hold accounts through a broker-dealer or other financial intermediary, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your Fund shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Capitalized terms not defined herein have the meanings assigned to them in the registration statement.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of September 30, 2019 (Unaudited)

Assets:
Investments in Investee Funds, at fair value (Cost $415,616,145)	$491,430,479
Cash	9,419,714
Receivable from investments sold	59,558,793
Receivable for shares issued to feeder funds	403,000
Prepaid expenses	26,568
Interest receivable	13,972
Other assets	1,375

Total assets	560,853,901

Liabilities:
Payable for shares repurchased	58,198,142
Payable to Investment Manager	2,316,445
Management fees payable	1,764,614
Accrued expenses and other liabilities	625,424

Total liabilities	62,904,625

Net assets	$497,949,276

Components of Net Assets:
Paid-in capital	$456,851,050
Total Accumulated Earnings	41,098,226

Net assets	$497,949,276

Net Asset Value:
Net assets	$497,949,276
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	439,150

Net asset value per share	$1,133.89

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Viking Global Equities III Ltd.(2)	14,890	$43,330,000	$ 56,848,288	11.42%	4/1/2012	Annually	45 Days
Shearwater Onshore, LLC		39,318,175	42,214,081	8.48%	8/1/2014	Annually	60 Days
Coatue Qualified Partners, L.P.		24,942,270	37,029,562	7.44%	12/1/2013	Quarterly	45 Days
York European Opportunities Fund, L.P.		34,854,803	33,925,406	6.81%	8/1/2018	Quarterly	45 Days
Soroban Opportunities Cayman Fund Ltd(2)	19,378	25,550,651	32,475,245	6.52%	9/1/2014	Quarterly	60 Days
SRS Partners US, LP		30,000,000	31,619,534	6.35%	7/1/2018	Quarterly	60 Days
Glenview Institutional Partners, L.P.		26,238,103	30,552,221	6.14%	4/1/2012	Quarterly	45 Days
Steelmill Fund, Ltd.(2)	23,489	25,000,000	23,804,574	4.78%	2/1/2019	Quarterly	90 Days
Southpoint Qualified Fund LP		11,912,745	13,902,341	2.79%	6/1/2012	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd.(2)	18	35,959	14,582	—	4/1/2012	Non- Redeemable	Non- Redeemable

Total		261,182,706	302,385,834	60.73%

Multi-Category(b)
Elliott International Limited(2)	35,878	38,075,921	50,727,209	10.19%	7/1/2012	Quarterly – Semi- annually	60 Days
Magnetar Constellation Fund, Ltd(2)	21,189	26,109,095	33,488,522	6.72%	4/1/2012	Quarterly	90 Days

Total		64,185,016	84,215,731	16.91%

Global Macro(c)
Autonomy Global Macro Fund Limited(2)	240,195	25,292,081	31,738,878	6.37%	7/1/2015	` Monthly	60 Days

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Shares	Cost	Fair Value	Percentage of Total Net Assets	First Acquisition Date	Redemptions Permitted(1)	Redemption Notification Period(1)

Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(2)		$29,406,342	$32,755,438	6.58%	5/1/2014	Monthly	60 Days

Interest Rate-Driven(e)
Element Capital Feeder Fund Limited(2)	13,968	21,050,000	25,067,573	5.03%	3/1/2017	Quarterly	90 Days
Rokos Global Macro Fund Limited(2)	126,749	14,500,000	15,267,025	3.07%	1/1/2019	Monthly	90 Days

Total		35,550,000	40,334,598	8.10%

Total Investments in Investee Funds(3)(4)		$415,616,145	$491,430,479	98.69%

Other assets, less liabilities			6,518,797	1.31%

Total Net Assets			$497,949,276	100.00%

Percentage of total net assets represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund (as defined herein) is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted. Investee Funds are non-income producing securities.

Investee Funds are restricted securities per Rule §210.12-12.8 of Regulation S-X.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 in the Notes to the Consolidated Financial Statements for Major Investment Strategies disclosure.
(2)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(3)	The total cost of Investee Funds organized in the United States is $167,266,096 with a fair value of $189,243,145.
(4)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $248,350,049 with a fair value of $302,187,334.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(a)

The Equity strategy generally includes equity-focused Investee Funds with strategies using a bottom-up analysis that do not actively trade exposures, strategies focusing on shorter-term dynamics and appreciation for market technicals, strategies based on top-down thematic/macro views and strategies using technically driven statistical arbitrage with fundamental quantitative long/short.

(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional and inter-country exposure to commodities, equities, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.
(e)

The Interest Rate-Driven strategy generally includes Investee Funds with relative value trades across global fixed income markets, intra-country trades, yield curve trades, basis trades, on the run vs. off the run trades, cash vs. derivative trades and volatility arbitrage in fixed income.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

Net Investment Loss:
Income:
Interest	$213,179

Expenses:
Management fees	3,767,763
Insurance	170,000
Administration	165,328
Commitment fees	142,079
Risk monitoring	121,494
Legal	118,578
Professional	79,599
Transfer agent fees	44,638
Custody	38,880
Trustee	34,087
Other	36,531

Total expenses	4,718,977

Net Investment Loss	(4,505,798)

Realized and Unrealized Gain from Investments:
Net realized gain from investments in Investee Funds	23,703,228
Net change in unrealized depreciation from investments in Investee Funds	(23,188,630)

Realized and Unrealized Gain from Investments	514,598

Net Decrease in Net Assets resulting from Operations	$(3,991,200)

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(4,505,798)	$(10,912,681)
Net realized gain from investments in Investee Funds	23,703,228	44,748,790
Net change in unrealized depreciation from investments in Investee Funds	(23,188,630)	(33,458,493)

Net (decrease)/increase in net assets resulting from operations	(3,991,200)	377,616

Distributions to shareholders	—	(32,848,208)

Capital Transactions:
Shareholder subscriptions	4,708,000	19,382,134
Shareholder redemptions	(137,245,235)	(154,294,057)
Reinvestment of distributions	—	32,848,208

Net decrease in net assets from capital transactions	(132,537,235)	(102,063,715)

Net Assets:
Total decrease in net assets	(136,528,435)	(134,534,307)
Beginning of period	634,477,711	769,012,018

End of period	$497,949,276	$634,477,711

Accumulated net investment loss	$(22,016,501)	$(17,510,703)

Share Transactions:
Beginning of period	554,182	640,352
Shares issued	4,067	16,714
Shares redeemed	(119,099)	(133,246)
Shares reinvested	—	30,362

End of period	439,150	554,182

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2019 (Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(3,991,200)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized gain from investments in Investee Funds	(23,703,228)
Net change in unrealized depreciation from investments in Investee Funds	23,188,630
Purchase of investments in Investee Funds	(118,388)
Proceeds from redemptions of investments in Investee Funds	138,958,944
Increase in receivable from investments sold	(23,269,503)
Increase in receivable for shares issued to feeder funds	(402,880)
Increase in prepaid expenses	(26,568)
Decrease in interest receivable	14,648
Increase in other assets	(1,375)
Increase in payable to Investment Manager	761,797
Decrease in management fees payable	(338,312)
Decrease in accrued expenses and other liabilities	(69,343)
Decrease in commitment fees payable	(69,875)

Net cash provided by operating activities	110,933,347

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions	4,708,000
Payments for shareholder redemptions of shares and payable for shares repurchased	(122,113,233)

Net cash used in financing activities	(117,405,233)

Net change in cash	(6,471,886)
Cash, beginning of period	15,891,600

Cash, end of period	$9,419,714

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,144.89	$1,200.92	$1,190.72	$1,073.77	$1,234.31
Income/(loss) from Investment Operations:
Net investment loss[1]	(8.62)	(17.85)	(16.20)	(14.16)	(15.48)
Net realized and unrealized gain/(loss) from investments	(2.38)	17.08	74.00	133.39	(114.95)

Net income/(loss) from investment operations	(11.00)	(0.77)	57.80	119.23	(130.43)

Distributions to shareholders from ordinary income	—	(5.52)	(19.10)	(2.28)	—
Distributions to shareholders from net realized capital gains	—	(49.74)	(28.50)	—	(30.11)

Net Asset Value, end of period	$1,133.89	$1,144.89	$1,200.92	$1,190.72	$1,073.77

Financial Ratios:[2]
Expenses to average net assets	1.56%	1.57%	1.48%	1.46%	1.45%

Net investment loss to average net assets	(1.49)%	(1.50)%	(1.33)%	(1.25)%	(1.33)%

Portfolio turnover	0.02%	32.69%	2.47%	13.15%	8.97%

Total return	(0.96)%[3]	0.20%	4.90%	11.11%	(10.70)%

Net assets, end of period (000s)	$497,949	$634,478	$769,012	$863,662	$944,402

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2019 (Unaudited)

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn attractive long-term risk-adjusted returns.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the registration statement of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The Master Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies. The Master Fund follows the accounting and reporting guidance in Topic 946, as described in Financial Accounting Standard Board (“FASB”) Accounting Standards Update No. 2013-08.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Consolidation

The Fund consolidates its investment in the Intermediate Fund. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Intermediate Fund. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in investment partnerships, managed funds, and other investment funds (“Investee Fund”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent (“NAV”), as a practical expedient for fair value if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. The fair value of one of the Fund’s investments is valued in good faith by the Investment Manager and is classified as Level 3 of the fair value hierarchy. As of period-end, the fair value of the investment was $14,582, which is considered a transfer into Level 3, with no purchases or sales during the period.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in realized and unrealized gain from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Fair Value of Financial Instruments

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash

At September 30, 2019, the Consolidated Master Fund had $9,419,714 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”), the Master Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. To date, the Consolidated Master Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns for the current open tax years ended October 31, 2016, October 31, 2017 and October 31, 2018 and has concluded, as of September 30, 2019, that no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes. As a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are included in the Master Fund’s investment company taxable income.

For the current open tax years and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Master Fund’s financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex- dividend date.

Borrowings Under Credit Facility

The Master Fund has a secured revolving borrowing facility (the “Facility”) with borrowing capacity of $43,500,000 (the “Maximum Principal Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Master Fund. Under the terms of the agreement, the Maximum Principal Amount may be increased or decreased upon mutual written consent of the Master Fund and the lender. Outstanding borrowings bear interest at a rate equal to 3-month LIBOR plus 1.00% per annum (3.09% at September 30, 2019). A commitment fee is charged in the amount of 0.65% per annum on the total commitment amount of the Facility. Outstanding borrowings and accrued interest are due no later than December 31, 2019, the expiration date of the Facility, at which time the Master Fund and the lender can agree to extend the existing agreement. At September 30, 2019, the Master Fund had no outstanding borrowings under the Facility.

The Master Fund had no borrowings under the Facility during the period ended September 30, 2019.

Restricted Securities

The Master Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Master Fund will not incur any registration costs upon such resales. The Master Fund cannot demand registration of restricted securities. The Master Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurements (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement to streamline disclosure requirements. The guidance is effective January 1, 2020, and the Fund has early adopted the amendments, as is permitted, for the period ended September 30, 2019. The new standard eliminated the requirements to disclose Level 1 and Level 2 transfers, policy of timing of transfers and valuation process for Level 3 fair value measurements. In addition, the guidance modified disclosure requirements for the timing of the liquidation of an underlying Investee Fund’s assets, for restrictions from redemption from an underlying Investee Fund, and for non-public companies, the Level 3 rollforward. The modifications to disclosure requirements for the timing of liquidation of an underlying Investee Fund’s assets and for when redemption restrictions from an underlying Investee Fund might lapse did not impact the Fund as those disclosures had already been provided in prior years.

In November 2016, FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The adoption of this standard does not have a material impact on the consolidated financial statements.

4. Investments

Major Investment Strategies

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity	—	14,582	June 2016	115,026,682	12 months- 48 months	187,344,570	302,385,834

Multi-Category	—	—	—	33,488,522	24 months	50,727,209	84,215,731

Global Macro	—	—	—	31,738,878	10 months	—	31,738,878

Relative Value	—	—	—	—	—	32,755,438	32,755,438

Interest Rate-Driven	—	—	—	40,334,598	12 months	—	40,334,598

Total	—	14,582	—	220,588,680	—	270,827,217	491,430,479

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement, without consideration of the length of time elapsed from the date of the investments in the Investee Funds. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

Purchases and sales of investments (inclusive of non-cash activity) for the period ended September 30, 2019 were $118,388 and $138,958,944 respectively.

Fair Value Hierarchy

Fair value guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1—Quoted prices are available in active markets for identical investments as of the measurement date. Quoted prices for these investments are not adjusted.

Level 2—Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3—Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The fair value hierarchy is not meant to be indicative of the classification of investments held in the underlying portfolio of the Investee Fund.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

The Master Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Shares from shareholders pursuant to written tenders, the Master Fund’s Board will consider the Investment Manager’s recommendations, among other factors. The Investment Manager expects to recommend quarterly repurchases.

6. Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. As of September 30, 2019, the amount outstanding is $2,316,445.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value at the end of such month before giving effect to the payment of the management fee or any purchases or repurchases of Master Fund shares or any distributions by the Master Fund. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of September 30, 2019, the Consolidated Master Fund had $2,316,445 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Consolidated Master Fund’s market risk is also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments entered into by the Investee Funds. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty fails to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of September 30, 2019, the aggregate cost of Investee Funds and

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements, (Continued)

September 30, 2019 (Unaudited)

the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$470,989,987

Gross unrealized appreciation	22,636,317
Gross unrealized depreciation	(2,195,824)

Net unrealized appreciation	$20,440,493

9. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information

September 30, 2019 (Unaudited)

Management of the Fund

The Consolidated Master Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund or the Investment Manager, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds.

Compensation for Trustees

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for his or her services to the Fund Complex including the Subsidiaries. Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future) is paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated among the Fund and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to the Board meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex.

The following table sets forth information covering the total compensation paid by the Fund during semi-annual period ended September 30, 2019 to the persons who served as Trustees of the Fund during such period. The officers of the Fund did not receive compensation from the Fund during the semi-annual period ended September 30, 2019.

Name of Independent Trustee	Aggregate Compensation From the BAAF Funds	Total Compensation From the Fund Complex[1]
John M. Brown	$6,012	$92,500
Peter M. Gilbert	$4,729	$75,000
Paul J. Lawler	$4,729	$75,000
Kristen M. Leopold	$5,279	$82,500

Name of Interested Trustee	Aggregate Compensation From the BAAF Funds	Total Compensation From the Fund Complex[1]
Frank J. Coates	$4,729	$64,500
Peter Koffler	None	None

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. For the purposes of this table, the “Fund Complex” consists of the BAAF Funds, Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, and the Subsidiaries.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information

September 30, 2019 (Unaudited)

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2019.

Assets Class(1)	Fair Value	%
Equity	$302,385,834	61.53%
Multi-Category	84,215,731	17.14%
Interest Rate-Driven	40,334,598	8.21%
Relative Value	32,755,438	6.66%
Global Macro	31,738,878	6.46%

Total Investments	$491,430,479	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund’s financial statements.

Form N-PORT Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Consolidated Master Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, will be available by August 31 of that year (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Peter M. Gilbert

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator and Fund

Accounting Agent

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian

Bank of New York Mellon Corporation

101 Barclay Street, 17W

New York, NY 10286

Transfer Agent

State Street Bank and Trust Company

1 Heritage Drive

North Quincy, MA 02171

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer and Chief Compliance Officer

Natasha Kulkarni, Secretary

Sherilene Sibadan, Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Master Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s registration statement without charge by calling the Fund’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to this semi-annual report.

(b) Identification of Changes to Portfolio Managers Since the Most Recent Annual Report on Form N-CSR.

As of the date of this filing, Greg Geiling and John McCormick no longer serve as Portfolio Managers of the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 25, 2019

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	November 25, 2019